Shareholder Report, Holdings (Details) - Capital Group Conservative Equity ETF	May 31, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.33%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.92%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.76%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.12%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%